Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock Options Tables
Summary of stock option activity

The following table summarizes stock option activity for the nine months ended September 30, 2017:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Forfeitures	(40,000)	1.65
Exercises	(20,000)	0.80
Outstanding at December 31, 2016	385,000	1.42
Grants	310,000	4.20
Exercises	(150,000)	1.12
Outstanding at September 30, 2017	545,000	3.09	8.86 years	339,275
Exercisable at September 30, 2017	375,000	2.75	8.69 years	299,075
Available for grant at September 30, 2017	19,338,572

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2014	185,000	0.83
Grants	80,000	1.54
Forfeitures	(7,500)	1.43
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Forfeitures	(40,000)	1.65
Exercises	(20,000)	0.80
Outstanding at December 31, 2016	385,000	1.42	8.30 years	277,625
Exercisable at December 31, 2016	347,500	1.44	8.36 years	244,925
Available for grant at December 31, 2016	19,595,000

Summary of assumption of stock option activity

The assumptions for volatility, expected life, dividend yield and risk-free interest rate for options granted are presented in the table below:

	2017	2016
Risk-free interest rate	1.93% - 2.39%	1.23%-1.41%
Expected life in years	5.5 – 10.0	5.5
Weighted Avg. Expected Volatility	98% - 106%	92%
Expected dividend yield	0	0

	2016	2015
Risk-free interest rate	1.23%-1.41%	1.49%-1.70%
Expected life in years	5.5	5.0
Weighted Avg. Expected Volatility	92%	88.4–105.3%
Expected dividend yield	0	0

Stock-based compensation included in consolidated statement of operations

Stock-based compensation has been included in the Consolidated Statement of Operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Research and development	$10,725	$-	$75,515	$-
General and administrative	116,753	12,951	672,835	287,238
Total	$127,478	$12,951	$748,350	$287,238

Summary of stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at September 30, 2017:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

0.80	10,000	6.87	0.80	10,000	6.87	0.80
1.05	55,000	6.50	1.05	35,000	6.50	1.05
1.25	7,500	7.71	1.25	7,500	7.71	1.25
1.34	7,500	7.75	1.34	7,500	7.75	1.34
1.65	10,000	8.09	1.65	10,000	8.09	1.65
1.70	7,500	8.04	1.70	7,500	8.04	1.70
1.91	130,000	8.46	1.91	130,000	8.46	1.91
2.28	7,500	8.81	2.28	7,500	8.81	2.28
4.20	310,000	9.62	4.20	160,000	9.62	4.20
Total	545,000	8.86	$3.09	375,000	8.69	$2.75

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.65	40,000	7.01	$0.65	40,000	7.01	$0.65
0.75	40,000	6.92	0.75	40,000	6.92	0.75
0.80	30,000	7.62	0.80	30,000	7.62	0.80
1.05	55,000	7.25	1.05	25,000	7.25	1.05
1.25	7,500	8.46	1.25	7,500	8.46	1.25
1.34	7,500	8.50	1.34	7,500	8.50	1.34
1.65	10,000	8.84	1.65	10,000	8.84	1.65
1.70	7,500	8.79	1.70	7,500	8.79	1.70
1.91	180,000	9.21	1.91	180,000	9.21	1.91
2.28	7,500	9.56	2.28	-	9.56	2.28
Total	385,000	8.30	$1.42	347,500	8.36	$1.44